UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      One East Capital Advisors, LP
           -----------------------------------------------------
Address:   1 East 57th St., 10th Floor
           New York, NY 10022
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jenna Hwang Ceterko
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  212-230-4508
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jenna Hwang Ceterko                 New York, NY                  2/07/2007
-----------------------                 ------------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           16
                                         -----------
Form 13F Information Table Value Total:     $253,252
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALTRIA GROUP INC               COM              02209S103    25746  300000 SH       SOLE              300000      0    0
ARAMARK CORP CL B              COM              038521100     4181  125000 SH       SOLE              125000      0    0
BELLSOUTH CORP                 COM              079860102    64776 1375000 SH       SOLE             1375000      0    0
CABLEVISION SYSTEMS CORP       COM              12686C109     7120  250000 SH       SOLE              250000      0    0
CAREMARK RX INC                COM              141705103    22901  401000 SH       SOLE              401000      0    0
CLAIRE'S STORES INC            COM              179584107    13256  400000 SH       SOLE              400000      0    0
DADE BEHRING INC               COM              23342J206    15924  400000 SH       SOLE              400000      0    0
GOLD KIST INC                  COM              380614107     1892   90000 SH       SOLE               90000      0    0
ITC HOLDINGS                   COM              465685105     4473  112100 SH       SOLE              112100      0    0
KINDER MORGAN INC              COM              49455P101    34369  325000 SH       SOLE              325000      0    0
LIBERTY MEDIA CORP             COM              53071M302     9798  100000 SH       SOLE              100000      0    0
PHELPS DODGE CORP              COM              717265102     2993   25000 SH       SOLE               25000      0    0
RECKSON ASSOCIATES             COM              75621K106    22800  500000 SH       SOLE              500000      0    0
REDBACK NETWORKS               COM              757209507     3741  150000 SH       SOLE              150000      0    0
REGAL ENTERTAINMENT GROUP CL A COM              758766109      753   35300 SH       SOLE               35300      0    0
UNIVISION                      COM              914906102    44275 1250000 SH       SOLE             1250000      0    0